April 2014 Credit Facility - Additional Information (Detail) - USD ($)					9 Months Ended	12 Months Ended
	Aug. 09, 2017	Mar. 31, 2017	May 04, 2016	Apr. 30, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2014	Aug. 11, 2017	Jun. 28, 2017	Jun. 30, 2016	Dec. 21, 2015
Line of Credit Facility [Line Items]
Exercise price of unregistered warrants	$ 1.50	$ 2.50	$ 3.90					$ 1.50
Warrant term	5 years	5 years	5 years			5 years
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value	$ 1,500,000	$ 2,800,000	$ 2,000,000			$ 7,700,000
Oxford Finance LLC [Member]
Line of Credit Facility [Line Items]
Additional final payment to lender					$ 50,000	50,000
Total indebtedness and capital lease obligations outstanding									$ 3,000,000
Oxford Finance LLC [Member] | Common Stock [Member]
Line of Credit Facility [Line Items]
Warrant issued to lender				17,655
Exercise price of unregistered warrants				$ 14.16
Warrant term				10 years
Oxford Finance LLC [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt default limit amount				$ 250,000
Debt default final judgment amount				$ 250,000
Oxford Finance LLC [Member] | Two Years [Member]
Line of Credit Facility [Line Items]
Term loan prepayment fee percentage				1.00%
Oxford Finance LLC [Member] | Scenario Two [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, interest rate during period				7.71%
Oxford Finance LLC [Member] | Scenario One [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, interest rate during period				7.95%
Oxford Finance LLC [Member] | First Term Loan [Member]
Line of Credit Facility [Line Items]
Net cash proceeds on term loan				$ 4,898,000
Line of Credit Facility fees amount payable				$ 50,000
Line of Credit Facility, interest rate during period				7.95%
Percentage of final interest payment due at maturity				5.50%
Total indebtedness and capital lease obligations outstanding						1,200,000				$ 1,200,000
Issuance costs							$ 102,498
Net proceeds from credit facility							4,897,502
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value							$ 233,107
Unamortized discounts					$ 54,405	$ 78,408
Effective annual interest rate					13.87%	13.87%					11.50%
Total principal payments due during year ending December 31, 2017						$ 1,934,665
Total remaining principal payments due during fiscal year ending December 31, 2018					$ 1,201,409	$ 1,201,409
Total remaining principal payments due during fiscal year ending December 31, 2017					$ 498,132